STATEMENT OF CASH FLOWS	4 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,767,451)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares	5,000
Transaction costs allocated to warrant liabilities	1,583,878
Changes in operating assets and liabilities:
Prepaid expenses	(700,417)
Accrued expenses	96,590
Net cash used in operating activities	(782,400)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(345,000,000)
Net cash used in investing activities	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	338,550,000
Proceeds from sale of Private Placement Warrants	8,900,000
Net cash used in financing activities	347,450,000
Net Change in Cash	1,667,600
Cash - Beginning of Period	0
Cash - End of Period	1,667,600
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	286,646,240
Change in value of Class A ordinary shares subject to possible redemption	(178,570)
Deferred underwriting fee payable	12,075,000
Initial classification of warrant liabilities	43,147,500
Offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares	20,000
Payment of offering costs through promissory note - related party	240,968
Payment of prepaid expenses through promissory note - related party	26,800
Offering costs included in accrued offering costs	$ 340,282